Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
0.125%, 06/30/2023		$150,000,000	$148,364,199
2.625%, 06/30/2023		100,000,000	99,503,198
0.125%, 07/15/2023		310,000,000	305,919,141
0.125%, 08/31/2023		110,000,000	107,946,093
0.250%, 09/30/2023		30,000,000	29,355,469
0.375%, 10/31/2023		100,000,000	97,554,688
0.250%, 11/15/2023		95,000,000	92,391,211
0.875%, 01/31/2024		195,000,000	188,837,696
Total U.S. Treasury Securities (Cost $1,071,661,440)			1,069,871,695	19.2%

Corporate Bonds
Industrials
Avery Dennison Corp.,
3.350%, 04/15/2023		5,561,000	5,556,195
Bayer US Finance II LLC,
3.875%, 12/15/2023 (Callable 11/15/2023) (1)(2)		20,078,000	19,852,836
Berry Global, Inc.,
0.950%, 02/15/2024 (Callable 01/15/2024)		37,077,000	35,364,544
Boeing Co.:
4.508%, 05/01/2023		7,650,000	7,647,282
1.433%, 02/04/2024 (Callable 04/11/2023)		16,005,000	15,463,268
British Telecommunications PLC,
4.500%, 12/04/2023 (Callable 11/04/2023) (1)		14,170,000	14,077,331
CA Technologies,
4.500%, 08/15/2023 (Callable 05/15/2023)		4,970,000	4,937,748
Carlisle Companies, Inc.,
0.550%, 09/01/2023 (Callable 05/01/2023)		10,000,000	9,781,572
Charter Communications Operating LLC,
4.500%, 02/01/2024 (Callable 01/01/2024)		11,700,000	11,582,828
CNH Industrial Capital LLC,
1.950%, 07/02/2023 (1)		13,844,000	13,709,903
CNH Industrial NV,
4.500%, 08/15/2023 (1)		5,595,000	5,567,025
Coca-Cola Europacific Partners PLC,
0.500%, 05/05/2023 (1)(2)		18,460,000	18,370,188
Conagra Brands, Inc.,
0.500%, 08/11/2023 (Callable 05/01/2023)		7,000,000	6,880,175
ConocoPhillips Co.,
2.125%, 03/08/2024 (Callable 05/01/2023)		30,000,000	29,191,176
Continental Resources, Inc.,
4.500%, 04/15/2023		3,310,000	3,305,854
Dell International LLC / EMC Corp.,
5.450%, 06/15/2023 (Callable 04/17/2023)		3,008,000	3,006,817
Element Fleet Management Corp.,
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)		5,723,000	5,482,488
Enbridge, Inc.:
4.000%, 10/01/2023 (Callable 07/01/2023) (1)		4,034,000	4,003,685
2.150%, 02/16/2024 (1)		13,305,000	12,915,756
Energy Transfer LP:
5.875%, 01/15/2024 (Callable 10/15/2023)		8,775,000	8,771,610
4.900%, 02/01/2024 (Callable 11/01/2023)		13,061,000	12,981,281
4.250%, 04/01/2024 (Callable 01/01/2024)		3,055,000	3,015,778
4.500%, 04/15/2024 (Callable 03/15/2024)		9,220,000	9,109,276
3.900%, 05/15/2024 (Callable 02/15/2024)		2,739,000	2,681,373
Eni SpA,
4.000%, 09/12/2023 (1)(2)		16,865,000	16,725,578
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)		2,000,000	1,960,000
Enterprise Products Operating LLC,
3.900%, 02/15/2024 (Callable 11/15/2023)		6,140,000	6,066,518
ERAC USA Finance LLC,
2.700%, 11/01/2023 (Callable 09/01/2023) (2)		4,640,000	4,562,497
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023 (Callable 08/21/2023)		42,945,000	42,673,794
General Motors Financial Co., Inc.:
3.700%, 05/09/2023 (Callable 05/01/2023)		3,880,000	3,874,122
4.250%, 05/15/2023		3,063,000	3,057,457
4.150%, 06/19/2023 (Callable 05/19/2023)		9,730,000	9,699,337
Glencore Funding LLC,
4.125%, 05/30/2023 (1)(2)		42,243,000	42,090,782
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 05/01/2023)		5,132,000	5,115,988
4.000%, 06/01/2023 (Callable 05/01/2023)		1,017,000	1,013,556
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)		8,950,000	8,527,580
Gray Oak Pipeline LLC,
2.000%, 09/15/2023 (1)(2)		28,995,000	28,508,111
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024 (Callable 04/17/2023)		22,825,000	22,188,728
HCA, Inc.,
5.000%, 03/15/2024		8,525,000	8,473,905
Heineken NV,
2.750%, 04/01/2023 (1)(2)		15,000,000	15,000,000
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023		21,585,000	21,585,000
4.450%, 10/02/2023 (Callable 09/02/2023)		7,900,000	7,855,085
5.900%, 10/01/2024		10,000,000	10,126,085
HF Sinclair Corp.,
2.625%, 10/01/2023		24,141,000	23,757,023
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023 (Callable 04/11/2023)		31,152,000	30,633,575
Hyatt Hotels Corp.,
1.300%, 10/01/2023 (Callable 05/01/2023)		15,770,000	15,437,671
Hyundai Capital America:
4.125%, 06/08/2023 (1)(2)		2,000,000	1,995,220
1.250%, 09/18/2023 (1)(2)		2,500,000	2,448,128
0.800%, 01/08/2024 (1)(2)		14,605,000	14,070,147
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)		6,255,000	6,168,572
International Flavors & Fragrances, Inc.,
3.200%, 05/01/2023		6,000,000	5,986,335
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)		24,675,000	24,662,880
Kinder Morgan Energy Partners LP,
4.150%, 02/01/2024 (Callable 11/01/2023)		6,407,000	6,341,325
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (Callable 08/15/2023) (2)		17,047,000	17,031,131
Kinross Gold Corp.,
5.950%, 03/15/2024 (Callable 12/15/2023) (1)		18,168,000	18,169,096
Leidos, Inc.,
2.950%, 05/15/2023 (Callable 04/15/2023)		4,545,000	4,531,235
Lennar Corp.,
4.500%, 04/30/2024 (Callable 01/31/2024)		8,743,000	8,636,246
LYB International Finance BV,
4.000%, 07/15/2023		23,642,000	23,490,864
LyondellBasell Industries NV,
5.750%, 04/15/2024 (Callable 01/15/2024)		554,000	554,270
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023 (Callable 05/01/2023)		33,650,000	33,161,666
Microchip Technology, Inc.:
4.333%, 06/01/2023 (Callable 05/01/2023)		40,207,000	40,059,615
0.972%, 02/15/2024		1,375,000	1,319,997
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (Callable 03/01/2024) (2)		25,294,000	24,850,346
Mylan, Inc.,
4.200%, 11/29/2023 (Callable 08/29/2023)		9,805,000	9,699,369
Nissan Motor Acceptance Co. LLC,
3.875%, 09/21/2023 (1)(2)		4,700,000	4,647,178
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023 (1)(2)		20,434,000	20,128,363
NOVA Gas Transmission Ltd.,
7.875%, 04/01/2023 (1)		6,420,000	6,420,000
NXP BV / NXP Funding LLC / NXP USA, Inc.,
4.875%, 03/01/2024 (Callable 02/01/2024) (1)		15,386,000	15,270,734
ONEOK, Inc.,
7.500%, 09/01/2023 (Callable 06/01/2023)		2,152,000	2,159,588
Pacific National Finance Pty Ltd.,
6.000%, 04/07/2023 (1)(2)		13,976,000	13,976,279
Penske Truck Leasing Co.:
4.125%, 08/01/2023 (Callable 07/01/2023) (2)		1,225,000	1,218,088
3.900%, 02/01/2024 (Callable 01/01/2024) (2)		4,663,000	4,590,068
PerkinElmer, Inc.,
0.550%, 09/15/2023 (Callable 05/01/2023)		23,935,000	23,449,014
Phillips 66 Co.,
0.900%, 02/15/2024 (Callable 05/01/2023)		2,505,000	2,422,197
Plains All American Pipeline LP / PAA Finance Corp.,
3.850%, 10/15/2023 (Callable 07/15/2023)		42,718,000	42,328,725
Rogers Communications, Inc.,
4.100%, 10/01/2023 (Callable 07/01/2023) (1)		29,075,000	28,857,067
Royalty Pharma PLC,
0.750%, 09/02/2023		43,644,000	42,555,454
Sabine Pass Liquefaction LLC,
5.750%, 05/15/2024 (Callable 02/15/2024)		32,200,000	32,276,477
SES SA,
3.600%, 04/04/2023 (1)(2)		29,924,000	29,924,000
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)		5,029,000	4,967,578
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 04/17/2023)		34,209,000	33,921,598
Sprint Corp.,
7.875%, 09/15/2023		40,195,000	40,492,202
Stellantis NV,
5.250%, 04/15/2023		42,122,000	42,110,627
Teledyne Technologies, Inc.:
0.650%, 04/01/2023		23,400,000	23,400,000
0.950%, 04/01/2024 (Callable 05/01/2023)		14,370,000	13,773,871
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023 (Callable 05/01/2023)		25,000,000	24,427,454
Toll Brothers Finance Corp.,
4.375%, 04/15/2023		4,075,000	4,074,409
Triton Container International Ltd.,
0.800%, 08/01/2023 (1)(2)		44,377,000	43,362,204
Verizon Communications, Inc.,
5.964%, 05/15/2025 (3 Month LIBOR USD + 1.100%)(Callable 03/15/2025) (3)		4,000,000	4,007,513
VICI Properties LP,
5.625%, 05/01/2024 (Callable 02/01/2024) (2)		24,751,000	24,534,552
Volkswagen Group of America Finance LLC,
3.125%, 05/12/2023 (1)(2)		14,666,000	14,623,975
Wabtec Corp.,
4.400%, 03/15/2024 (Callable 02/15/2024)		11,889,000	11,713,637
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023 (Callable 05/01/2023)		43,450,000	42,278,584
Walt Disney Co.,
8.875%, 04/26/2023		2,450,000	2,455,024
Warnermedia Holdings, Inc.:
3.428%, 03/15/2024 (2)		9,610,000	9,388,665
3.528%, 03/15/2024 (Callable 05/01/2023) (2)		24,199,000	23,632,736
Williams Companies, Inc.,
4.550%, 06/24/2024 (Callable 03/24/2024)		19,641,000	19,497,758
Total Industrials (Cost $1,494,449,514)			1,488,250,442	26.8%

Utilities
Alliant Energy Finance LLC,
3.750%, 06/15/2023 (Callable 05/15/2023) (2)		14,870,000	14,819,803
Black Hills Corp.,
4.250%, 11/30/2023 (Callable 08/30/2023)		5,846,000	5,803,374
CMS Energy Corp.,
3.875%, 03/01/2024 (Callable 12/01/2023)		2,909,000	2,864,214
Eversource Energy,
2.800%, 05/01/2023		2,330,000	2,323,216
Georgia Power Co.,
5.750%, 04/15/2023		6,431,000	6,431,222
ITC Holdings Corp.:
4.050%, 07/01/2023 (Callable 05/01/2023) (1)		3,925,000	3,911,354
3.650%, 06/15/2024 (Callable 03/15/2024) (1)		2,426,000	2,378,210
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (Callable 01/01/2024) (2)		5,198,000	5,163,365
NextEra Energy Capital Holdings, Inc.,
4.200%, 06/20/2024		5,395,000	5,332,530
Public Service Enterprise Group, Inc.:
0.841%, 11/08/2023 (Callable 05/01/2023)		9,910,000	9,625,444
2.875%, 06/15/2024 (Callable 05/15/2024)		2,800,000	2,723,480
Southern Co.:
2.950%, 07/01/2023 (Callable 05/01/2023)		4,975,000	4,944,582
0.600%, 02/26/2024 (Callable 01/26/2024)		17,138,000	16,394,044
Xcel Energy, Inc.,
0.500%, 10/15/2023 (Callable 09/15/2023)		6,080,000	5,931,492
Total Utilities (Cost $88,947,815)			88,646,330	1.6%

Financials
AerCap Holdings NV:
4.500%, 09/15/2023 (Callable 08/15/2023) (1)		22,955,000	22,735,501
1.150%, 10/29/2023 (1)		11,825,000	11,464,749
3.150%, 02/15/2024 (Callable 01/15/2024) (1)		7,950,000	7,707,886
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)		6,018,000	5,977,318
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)		12,725,000	12,452,974
Air Lease Corp.:
3.875%, 07/03/2023 (Callable 06/03/2023)		31,274,000	31,126,875
0.700%, 02/15/2024 (Callable 01/15/2024)		11,550,000	11,043,996
Ally Financial, Inc.:
3.050%, 06/05/2023 (Callable 05/05/2023)		3,265,000	3,234,409
1.450%, 10/02/2023 (Callable 09/02/2023)		32,785,000	31,683,647
Aviation Capital Group LLC,
3.875%, 05/01/2023 (1)(2)		17,165,000	17,093,630
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)		5,088,000	4,972,361
Banco Santander SA:
3.848%, 04/12/2023 (1)		8,400,000	8,396,345
0.701%, 06/30/2024 (1 Year CMT Rate + 0.450%)(Callable 06/30/2023) (1)(3)		8,865,000	8,735,941
Bank of America Corp.,
0.523%, 06/14/2024 (SOFR + 0.410%)(Callable 06/14/2023) (3)		10,000,000	9,899,270
Bank of Ireland Group PLC,
4.500%, 11/25/2023 (1)(2)		13,900,000	13,724,345
Bank of Nova Scotia,
0.400%, 09/15/2023 (1)		28,133,000	27,492,287
Barclays PLC,
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)		42,237,000	42,134,364
BGC Partners, Inc.,
5.375%, 07/24/2023		24,196,000	24,122,585
BNP Paribas SA,
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%)(Callable 01/10/2024) (1)(2)(3)		10,000,000	9,886,060
Boston Properties LP:
3.125%, 09/01/2023 (Callable 06/01/2023)		8,652,000	8,507,094
3.800%, 02/01/2024 (Callable 11/01/2023)		25,005,000	24,086,495
BPCE SA,
5.700%, 10/22/2023 (1)(2)		42,593,000	42,263,756
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)		3,474,000	3,430,358
Capital One Financial Corp.:
2.600%, 05/11/2023 (Callable 05/01/2023)		24,926,000	24,826,195
1.343%, 12/06/2024 (SOFR + 0.690%)(Callable 12/06/2023) (3)		5,305,000	5,122,929
4.166%, 05/09/2025 (SOFR + 1.370%)(Callable 05/09/2024) (3)		13,261,000	12,845,842
Citigroup, Inc.,
0.776%, 10/30/2024 (SOFR + 0.686%)(Callable 10/30/2023) (3)		52,580,000	51,113,108
Cooperatieve Rabobank UA,
4.625%, 12/01/2023 (1)		6,048,000	5,998,025
Credit Suisse AG:
1.000%, 05/05/2023 (1)		6,425,000	6,360,750
0.520%, 08/09/2023 (1)		1,125,000	1,092,656
Credit Suisse Group AG,
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)		20,842,000	20,216,740
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)		1,995,000	1,978,003
1.226%, 06/22/2024 (1 Year CMT Rate + 1.000%)(Callable 06/22/2023) (1)(2)(3)		11,204,000	11,062,248
3.773%, 03/28/2025 (1 Year CMT Rate + 1.450%)(Callable 03/28/2024) (1)(2)(3)		23,563,000	22,998,041
Deutsche Bank AG,
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		42,078,000	40,916,620
Discover Bank,
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)		10,189,000	9,325,681
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 05/01/2023)		43,053,000	42,535,933
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)		1,000,000	993,670
GATX Corp.,
4.350%, 02/15/2024 (Callable 01/15/2024)		2,858,000	2,822,323
Globe Life, Inc.,
7.875%, 05/15/2023		1,975,000	1,979,492
Goldman Sachs Group, Inc.:
1.217%, 12/06/2023 (Callable 04/06/2023)		5,000,000	4,856,285
0.925%, 10/21/2024 (SOFR + 0.486%)(Callable 10/21/2023) (3)		16,930,000	16,472,891
Host Hotels & Resorts LP,
3.875%, 04/01/2024 (Callable 02/01/2024)		10,803,000	10,549,183
HSBC Holdings PLC:
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)		19,465,000	19,394,796
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		24,925,000	24,372,790
Humana, Inc.,
0.650%, 08/03/2023 (Callable 04/11/2023)		20,000,000	19,716,985
ING Bank NV,
5.800%, 09/25/2023 (1)(2)		36,540,000	36,113,213
JPMorgan Chase & Co.,
3.797%, 07/23/2024 (3 Month LIBOR USD + 0.890%)(Callable 07/23/2023) (3)		25,174,000	25,043,424
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (2)		34,405,000	34,213,836
Lloyds Bank PLC,
0.695%, 05/11/2024 (1 Year CMT Rate + 0.550%)(Callable 05/11/2023) (1)(3)		21,059,000	20,926,337
Metropolitan Tower Life Insurance Co.,
7.625%, 01/15/2024 (2)		2,760,000	2,788,820
Mitsubishi UFJ Financial Group, Inc.,
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)		15,700,000	15,345,326
Mizuho Financial Group, Inc.:
1.241%, 07/10/2024 (SOFR + 1.252%)(Callable 07/10/2023) (1)(3)		22,209,000	21,934,242
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)		21,756,000	21,574,976
Morgan Stanley,
4.766%, 11/10/2023 (SOFR + 0.466%)(Callable 10/10/2023) (3)		23,014,000	22,959,388
Nationwide Building Society,
4.363%, 08/01/2024 (3 Month LIBOR USD + 1.392%)(Callable 08/01/2023) (1)(2)(3)		33,319,000	33,040,294
NatWest Group PLC:
2.359%, 05/22/2024 (1 Year CMT Rate + 2.150%)(Callable 05/22/2023) (1)(3)		10,488,000	10,433,071
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)		21,540,000	21,435,744
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)		2,000,000	2,035,958
Pacific Life Insurance Co.,
7.900%, 12/30/2023 (2)		12,825,000	13,014,162
Piedmont Operating Partnership LP:
3.400%, 06/01/2023 (Callable 05/01/2023)		1,157,000	1,145,908
4.450%, 03/15/2024 (Callable 12/15/2023)		29,900,000	28,263,277
SMBC Aviation Capital Finance DAC:
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)		7,695,000	7,643,726
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)		1,675,000	1,634,134
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)		9,050,000	8,929,557
5.000%, 01/17/2024 (1)(2)		12,885,000	12,534,396
Standard Chartered PLC:
0.991%, 01/12/2025 (1 Year CMT Rate + 0.780%)(Callable 01/12/2024) (1)(2)(3)		24,490,000	23,528,835
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)		1,427,000	1,398,356
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)		33,150,000	32,643,209
Sumitomo Mitsui Trust Bank Ltd.,
0.800%, 09/12/2023 (1)(2)		10,729,000	10,506,320
Swedbank AB,
1.300%, 06/02/2023 (1)(2)		6,510,000	6,456,800
Synchrony Financial,
4.375%, 03/19/2024 (Callable 02/19/2024)		8,018,000	7,706,143
Trinity Acquisition PLC,
4.625%, 08/15/2023		5,948,000	5,927,504
Ventas Realty LP,
3.500%, 04/15/2024 (Callable 03/15/2024)		2,750,000	2,689,037
Wells Fargo & Co.,
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)		43,150,000	42,872,298
WP Carey, Inc.,
4.600%, 04/01/2024 (Callable 01/01/2024)		3,110,000	3,042,989
Total Financials (Cost $1,222,957,727)			1,217,504,712	21.9%
Total Corporate Bonds (Cost $2,806,355,056)			2,794,401,484	50.3%

Municipal Bonds
City of Huron OH,
6.875%, 09/07/2023		2,275,000	2,277,370
Golden State Tobacco Securitization Corp.,
1.850%, 06/01/2031		4,110,000	4,090,057
Louisiana Stadium & Exposition District,
1.872%, 07/03/2023 (Callable 05/01/2023) (2)		16,595,000	16,404,521
New York State Dormitory Authority:
2.550%, 07/01/2023		1,000,000	992,356
3.187%, 07/01/2023		1,500,000	1,489,275
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 04/21/2023)		9,390,000	9,130,092
Total Municipal Bonds (Cost $34,669,764)			34,383,671	0.6%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 04/25/2023) (2)(4)		14,804,931	13,572,316
Series 2019-1, Class A1, 3.805%, 01/25/2049 (Callable 04/25/2023) (2)(4)		4,592,345	4,311,788
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 04/25/2023) (2)(4)		8,054,745	7,537,284
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%, 05/25/2065 (Callable 04/25/2023) (2)(4)		9,051,295	7,787,338
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 01/25/2030) (2)(4)		1,845,473	1,809,959
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 10/25/2026) (2)(4)		2,390,070	2,319,037
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 08/25/2028) (2)(4)		2,131,884	2,021,612
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 01/25/2029) (2)(4)		10,328,741	9,829,067
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2029) (2)(4)		13,179,251	12,814,772
Total Residential Mortgage-Backed Securities (Cost $66,981,615)			62,003,173	1.1%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%, 09/12/2046 (Callable 09/10/2023) (4)		12,325,000	12,224,684
COMM Mortgage Trust:
Series 2013-CR12, Class A3, 3.765%, 10/15/2046 (Callable 11/10/2023)		6,977,497	6,926,077
Series 2013-CR12, Class A4, 4.046%, 10/15/2046 (Callable 11/10/2023)		65,276,603	64,397,869
Series 2014-LC15, Class A4, 4.006%, 04/12/2047 (Callable 04/10/2024)		7,525,000	7,366,529
Series 2014-CR16, Class A4, 4.051%, 04/12/2047 (Callable 04/10/2024)		22,750,000	22,282,374
Series 2013-CR11, Class A3, 3.983%, 08/12/2050 (Callable 10/10/2023)		6,480,827	6,422,943
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 06/10/2025)		11,749,000	11,677,507
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 04/10/2024)		9,700,000	9,496,069
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%, 07/17/2047 (Callable 06/15/2024)		18,626,000	18,129,746
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)		21,308,469	21,206,312
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)		8,146,593	8,107,578
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 08/15/2023) (4)		24,537,675	24,403,002
Series 2013-C16, Class A4, 4.166%, 12/15/2046 (Callable 11/15/2023)		5,360,000	5,297,357
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 01/15/2024)		19,073,000	18,780,729
Series 2014-C18, Class A5, 4.079%, 02/15/2047 (Callable 01/15/2029)		14,430,000	14,127,568
Series 2014-C23, Class A5, 3.934%, 09/17/2047 (Callable 02/15/2026)		10,000,000	9,724,943
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 11/15/2024)		10,900,000	10,523,530
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class A4, 3.102%, 05/17/2046 (Callable 04/15/2023)		10,919,730	10,890,854
Series 2013-C10, Class A4, 4.067%, 07/17/2046 (Callable 06/15/2028) (4)		33,705,000	33,554,531
Series 2013-C11, Class A4, 4.168%, 08/17/2046 (Callable 08/15/2023) (4)		61,355,187	60,721,652
Series 2013-C12, Class A4, 4.259%, 10/17/2046 (Callable 10/15/2023) (4)		5,182,823	5,139,081
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 06/15/2026)		10,000,000	9,747,998
Series 2014-C17, Class A4, 3.443%, 08/16/2047 (Callable 07/15/2024)		2,518,302	2,451,753
Series 2014-C19, Class A4, 3.526%, 12/17/2047 (Callable 10/15/2026)		10,700,000	10,297,162
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class ASB, 3.928%, 07/17/2046 (Callable 07/15/2023) (4)		10	10
Series 2013-LC12, Class A4, 4.218%, 07/17/2046 (Callable 07/15/2023) (4)		18,333,004	18,248,379
Series 2014-LC16, Class A5, 3.817%, 08/17/2050 (Callable 06/15/2024)		7,443,000	7,245,449
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 06/15/2023)		4	4
Series 2013-C14, Class A5, 3.337%, 06/15/2046 (Callable 06/15/2023)		39,390,445	39,177,796
Series 2013-C15, Class A4, 4.153%, 08/17/2046 (Callable 08/15/2023) (4)		16,853,140	16,735,167
Series 2013-C16, Class A5, 4.415%, 09/17/2046 (Callable 10/15/2023)		15,000,000	14,878,248
Series 2013-C18, Class A5, 4.162%, 12/17/2046 (Callable 01/15/2024) (4)		21,870,000	21,482,299
Series 2014-LC14, Class A5, 4.045%, 03/15/2047 (Callable 02/15/2024)		11,543,000	11,330,588
Series 2014-C20, Class A5, 3.995%, 05/17/2047 (Callable 05/15/2024)		19,835,000	19,405,568
Total Commercial Mortgage-Backed Securities (Cost $551,977,624)			552,401,356	9.9%

Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%, 01/15/2025 (Callable 05/15/2023) (2)		13,666,054	13,453,096
Series 2021-Z1, Class A, 1.070%, 08/15/2025 (Callable 10/15/2023) (2)		18,894,650	18,346,681
Ally Auto Receivables,
Series 2022-3, Class A2, 5.290%, 08/15/2025		8,500,000	8,497,585
Capital One Prime Auto Receivables Trust:
Series 2020-1, Class A3, 1.600%, 11/15/2024 (Callable 11/15/2023)		6,787,258	6,746,450
Series 2022-2, Class A2A, 3.740%, 09/15/2025		19,388,449	19,191,610
CarMax Auto Owner Trust,
Series 2023-1, Class A2A, 5.230%, 01/15/2026		6,250,000	6,243,169
Chase Auto Credit Linked Notes:
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2025) (2)		14,830,662	14,361,110
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 06/25/2025) (2)		825,519	795,755
Series 2021-3, Class B, 0.760%, 02/25/2029 (Callable 05/25/2025) (2)		8,146,824	7,729,133
Chase Auto Owner Trust,
Series 2022-AA, Class A2, 3.860%, 10/27/2025 (2)		7,811,089	7,750,130
Dell Equipment Finance Trust:
Series 2022-2, Class A2, 4.030%, 07/22/2027 (Callable 02/22/2025) (2)		19,572,742	19,424,715
Series 2023-1, Class A2, 5.650%, 09/22/2028 (Callable 10/22/2025) (2)		42,600,000	42,579,475
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026		2,400,000	2,340,171
DLLAD LLC:
Series 2021-1A, Class A2, 0.350%, 09/20/2024 (2)		4,709,765	4,664,134
Series 2023-1A, Class A2, 5.190%, 04/20/2026 (2)		7,500,000	7,470,358
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)		1,532,791	1,488,581
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A, 2.780%, 10/15/2024		20,548,617	20,405,755
Ford Credit Auto Owner Trust:
Series 2018-2, Class A, 3.470%, 01/15/2030 (Callable 07/15/2023) (2)		21,334,000	21,215,155
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)		25,965,000	25,591,070
Ford Credit Floorplan Master Owner Trust:
Series 2020-1, Class A1, 0.700%, 09/15/2025		38,005,000	37,202,179
Series 2019-2, Class A, 3.060%, 04/15/2026		2,634,000	2,575,938
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A2A, 5.270%, 06/20/2025		37,859,000	37,822,534
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.190%, 03/16/2026		18,000,000	17,988,610
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A, 0.680%, 08/15/2025 (2)		18,467,000	18,149,085
Series 2020-2, Class A, 0.690%, 10/15/2025 (2)		36,540,000	35,595,810
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)		4,240,000	4,135,240
Honda Auto Receivables Owner Trust:
Series 2021-3, Class A2, 0.200%, 02/20/2024		367,644	367,439
Series 2022-1, Class A2, 1.440%, 10/15/2024		72,477,304	71,469,883
Series 2023-1, Class A2, 5.220%, 10/21/2025		7,100,000	7,100,209
HPEFS Equipment Trust,
Series 2022-1A, Class A2, 1.020%, 05/21/2029 (Callable 04/20/2025) (2)		1,632,146	1,613,819
Hyundai Auto Lease Securitization Trust:
Series 2022-A, Class A2, 0.810%, 04/15/2024 (2)		7,779,131	7,725,782
Series 2023-A, Class A2A, 5.200%, 04/15/2025 (2)		11,500,000	11,483,260
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.350%, 11/17/2025		4,000,000	3,997,959
Series 2021-B, Class A3, 0.380%, 01/15/2026 (Callable 12/15/2025)		9,180,823	8,866,342
Kubota Credit Owner Trust:
Series 2021-1A, Class A2, 0.310%, 04/15/2024 (2)		1,080,452	1,078,243
Series 2021-2A, Class A2, 0.260%, 06/17/2024 (2)		4,209,372	4,183,927
Marlette Funding Trust,
Series 2021-3A, Class A, 0.650%, 12/15/2031 (Callable 11/15/2025) (2)		3,000,130	2,976,815
Master Credit Card Trust,
Series 2021-1A, Class A, 0.530%, 11/21/2025 (1)(2)		12,550,000	11,907,640
Mercedes-Benz Auto Receivables Trust,
Series 2021-1, Class A3, 0.460%, 06/15/2026 (Callable 08/15/2025)		18,387,000	17,653,261
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)		1,303,865	1,295,747
Nissan Auto Lease Trust,
Series 2023-A, Class A2A, 5.100%, 03/17/2025		13,000,000	12,978,079
Nissan Auto Receivables Owner Trust,
Series 2022-B, Class A2, 4.500%, 08/15/2025		4,100,000	4,077,293
PFS Financing Corp.:
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)		54,241,000	53,804,213
Series 2020-E, Class A, 1.000%, 10/15/2025 (2)		27,735,000	27,065,649
Series 2020-G, Class A, 0.970%, 02/17/2026 (2)		2,910,000	2,798,044
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/17/2032 (Callable 10/15/2025) (2)		10,082,103	9,866,510
Santander Bank NA,
Series 2021-1A, Class B, 1.833%, 12/15/2031 (Callable 08/15/2025) (2)		16,090,107	15,446,308
Santander Retail Auto Lease Trust,
Series 2022-A, Class A2, 0.970%, 03/20/2025 (Callable 12/20/2024) (2)		6,796,624	6,679,023
SCF Equipment Leasing 2022-2 LLC,
Series 2022-2A, Class A2, 6.240%, 07/20/2028 (2)		39,906,647	39,856,193
SoFi Consumer Loan Program Trust,
Series 2022-1S, Class A, 6.210%, 04/15/2031 (Callable 04/15/2025) (2)		26,980,722	27,000,443
Synchrony Credit Card Master Note Trust,
Series 2018-2, Class A, 3.470%, 05/15/2026		63,175,000	63,038,188
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 09/25/2024) (2)(4)		725,877	713,687
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 04/25/2023) (2)(4)		12,888,692	12,035,242
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		37,035,000	35,951,830
Verizon Owner Trust,
Series 2020-B, Class A, 0.470%, 02/20/2025 (Callable 10/20/2023)		6,984,812	6,905,102
Wheels SPV 2 LLC,
Series 2020-1A, Class A2, 0.510%, 08/20/2029 (Callable 02/20/2024) (2)		2,364,579	2,348,556
World Omni Auto Receivables Trust:
Series 2019-C, Class A3, 1.960%, 12/15/2024 (Callable 10/15/2023)		1,880,657	1,872,469
Series 2022-D, Class A2A, 5.510%, 03/16/2026		12,250,000	12,269,096
Total Asset Backed Securities (Cost $891,142,208)			888,189,780	16.0%
Total Long-Term Investments (Cost $5,422,787,707)			5,401,251,159	97.1%

SHORT-TERM INVESTMENTS
Commercial Paper
AT&T, Inc., 5.66% (6), 12/19/2023		42,875,000	41,100,890
Catholic Health Initiatives, 4.95% (6), 04/05/2023		44,600,000	44,569,337
Baptist Memorial Health, 5.85%, 04/19/2023		25,726,000	25,723,297
Total Commercial Paper (Cost $111,482,764)			111,393,524	2.0%
		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (5)		17,934,519	17,934,519
Total Money Market Mutual Fund (Cost $17,934,519)			17,934,519	0.3%
Total Short-Term Investments (Cost $129,417,283)			129,328,043	2.3%
Total Investments (Cost $5,552,204,990)			5,530,579,202	99.4%
Other Assets in Excess of Liabilities			32,846,933	0.6%
TOTAL NET ASSETS			$5,563,426,135	100.0%

Notes to Schedule of Investments
CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $1,445,902,672, which represented 25.99% of total net assets.

(3)		Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(4)		Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(5)	Seven-day yield.
(6)	Effective yield as of March 31, 2023.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,069,871,695	$–	$1,069,871,695
Corporate Bonds	–	2,794,401,484	–	2,794,401,484
Municipal Bonds	–	34,383,671	–	34,383,671
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	62,003,173	–	62,003,173
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	552,401,356	–	552,401,356
Asset Backed Securities	–	888,189,780	–	888,189,780
Total Long-Term Investments	–	5,401,251,159	–	5,401,251,159
Short-Term Investments
Commercial Paper	–	111,393,524	–	111,393,524
Money Market Mutual Fund	17,934,519	–	–	17,934,519
Total Short-Term Investments	17,934,519	111,393,524	–	129,328,043
Total Investments	$17,934,519	$5,512,644,683	$–	$5,530,579,202

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.